Other expense	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Other expense

Note 8	Other expense

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2023	2022	2023	2022
Net mark-to-market gains (losses) on derivatives used to economically hedge equity settled share-based compensation plans	1	(81)	19	(6)
(Losses) gains on retirements and disposals of property, plant and equipment and intangible assets	(19)	2	28	(4)
Equity (losses) income from investments in associates and joint ventures
Loss on investment	(377)	(42)	(377)	(42)
Operations	8	12	26	3
Gains on investments	79	16	79	53
Early debt redemption costs	(1)	—	(1)	(18)
Other	(2)	(4)	36	10
Total other expense	(311)	(97)	(190)	(4)

Gains on disposals of property, plant and equipment
In Q1 2023, we sold land for total proceeds of $54 million and recorded a gain of $53 million as part of our real estate optimization strategy.

Equity (losses) income from investments in associates and joint ventures
We recorded a loss on investment of $377 million for the three and six months ended June 30, 2023, related to equity losses on our share of an obligation to repurchase at fair value the minority interest in one of BCE's joint ventures. The obligation is marked to market each reporting period and the gain or loss on investment is recorded as equity income or losses from investments in associates and joint ventures.

We recorded a loss on investment of $42 million for the three and six months ended June 30, 2022, related to equity losses on our share of an obligation to repurchase at fair value the minority interest in one of BCE's joint ventures. The obligation is marked to market each reporting period and the gain or loss on investment is recorded as equity income or losses from investments in associates and joint ventures.

Gains on investments
On May 3, 2023, we completed the previously announced sale of our 63% ownership in certain production studios. We recorded net cash proceeds of $211 million and a gain on investment of $79 million. See Note 4, Business acquisitions and disposition for additional details.
In Q2 2022, we recorded a gain on investment of $14 million for the three and six months ended June 30, 2022, related to an obligation to repurchase at fair value the minority interest in one of our subsidiaries.
On March 1, 2022, we completed the sale of our wholly-owned subsidiary 6362222 Canada Inc. (Createch), a consulting business that specializes in the optimization of business processes and implementation of technological solutions, which was included in our Bell CTS segment. We recorded cash proceeds of $54 million and a gain on sale of $39 million (before tax expense of $2 million).